SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding
Number of options | shares	3,574,401
Weighted average remaining contractual life (years)	45 years 10 months 24 days
Weighted average exercise price	$ 2.46
Exercisable
Number of options | shares	968,706
Weighted average remaining contractual life (years)	4 years 3 months 7 days
Weighted average exercise price	$ 4.45
$0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	2,009,425
Weighted average remaining contractual life (years)	78 years 5 months 15 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	8,658
Weighted average remaining contractual life (years)	78 years 2 months 4 days
Weighted average exercise price	$ 0.01
$2.52 – $3.38 [Member]
Outstanding
Range of exercise price, minimum	2.52
Range of exercise price, maximum	$ 3.38
Number of options | shares	521,053
Weighted average remaining contractual life (years)	3 years 3 days
Weighted average exercise price	$ 3.16
Exercisable
Number of options | shares	456,651
Weighted average remaining contractual life (years)	2 years 11 months 8 days
Weighted average exercise price	$ 3.16
$4.23 - $5.90 [Member]
Outstanding
Range of exercise price, minimum	4.23
Range of exercise price, maximum	$ 5.90
Number of options | shares	493,433
Weighted average remaining contractual life (years)	4 years 5 months 12 days
Weighted average exercise price	$ 5.01
Exercisable
Number of options | shares	287,651
Weighted average remaining contractual life (years)	4 years 7 days
Weighted average exercise price	$ 4.92
$6.23 -$8.34 [Member]
Outstanding
Range of exercise price, minimum	6.23
Range of exercise price, maximum	$ 8.34
Number of options | shares	450,989
Weighted average remaining contractual life (years)	4 years 5 months 26 days
Weighted average exercise price	$ 6.77
Exercisable
Number of options | shares	214,413
Weighted average remaining contractual life (years)	4 years 5 months 12 days
Weighted average exercise price	$ 6.72
$12.02 - $21.35 [Member]
Outstanding
Range of exercise price, minimum	12.02
Range of exercise price, maximum	$ 21.35
Number of options | shares	99,501
Weighted average remaining contractual life (years)	6 years 2 months 26 days
Weighted average exercise price	$ 16.28
Exercisable
Number of options | shares	1,333
Weighted average remaining contractual life (years)	6 years 1 month 9 days
Weighted average exercise price	$ 12.02
Performance-based Stock Options [Member]
Outstanding
Number of options | shares	903,900
Weighted average remaining contractual life (years)	46 years 1 month 28 days
Weighted average exercise price	$ 2.37
Exercisable
Number of options | shares	300,000
Weighted average remaining contractual life (years)	5 years 6 months 29 days
Weighted average exercise price	$ 5.35
Performance-based Stock Options [Member] | $ 0.01 [Member]
Outstanding
Range of exercise price	$ 0.01
Number of options | shares	503,900
Weighted average remaining contractual life (years)	78 years 4 months 13 days
Weighted average exercise price	$ 0.01
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
Performance-based Stock Options [Member] | $ 5.35 [Member]
Outstanding
Range of exercise price	$ 5.35
Number of options | shares	400,000
Weighted average remaining contractual life (years)	5 years 6 months 29 days
Weighted average exercise price	$ 5.35
Exercisable
Number of options | shares	300,000
Weighted average remaining contractual life (years)	5 years 6 months 29 days
Weighted average exercise price	$ 5.35